Intangible Assets, Net - Schedule of Intangible Assets (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
IPR&D [Member]
Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible asset	$ 2,800